Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
ASSETS
Operating Lease Right-of-Use Assets	[1]	$ 30	$ 38
Finance Lease Right-of-Use Assets, at cost		15	15
Accumulated Depreciation		$ (8)	$ (7)
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Finance Lease Right-of-Use Assets, net		$ 7	$ 8
Operating Lease Obligation
Current		6	8
Non-Current	[1]	28	33
Total Operating Lease Liabilities		$ 34	$ 41
Finance Lease Obligation
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Long-Term Debt And Finance Lease, Current Maturities	Long-Term Debt And Finance Lease, Current Maturities
Current		$ 1	$ 1
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Long-term debt	Long-term debt
Non-Current		$ 7	$ 9
Total Finance Lease Liabilities		$ 8	$ 10

[1]	At December 31, 2021 and 2020, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $3 of cash and cash equivalents; $7 and $5 of accounts receivable, net; $2 each of inventories; $3 and $4 of property, plant and equipment, net; nil and $1 each of operating lease right-of-use assets; $5 and $8 of intangible assets, net; $3 and $2 each of accounts payable; $3 and $4 of accrued liabilities; and nil and $2 of current portion of debt. See "Note 9. Variable Interest Entities."